Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 32,091,295	Taxes	CTE D'IVOIRE		Federal Government of Cote d'Ivoire, Tax Authority	Seguela Mine
#: 2
	26,608,537	Royalties	CTE D'IVOIRE		Federal Government of Cote d'Ivoire, Tax Authority	Seguela Mine
#: 3
	575,937	Fees	CTE D'IVOIRE		Federal Government of Cote d'Ivoire, Tax Authority	Seguela Mine
#: 4
	402,806	Bonuses	CTE D'IVOIRE		Federal Government of Cote d'Ivoire, Tax Authority	Seguela Mine
#: 5
	3,633,488	Taxes	BURKINA FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
#: 6
	30,386,990	Royalties	BURKINA FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
#: 7
	3,743,213	Fees	BURKINA FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
#: 8
	436,778	Bonuses	BURKINA FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
#: 9
	920,530	Dividends	BURKINA FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
#: 10
	2,788,279	Royalties	MEXICO		National Government of Mexico, Mexican Geological Service	San Jose Mine
#: 11
	2,103,303	Taxes	MEXICO		National Government of Mexico, Ministry of Economy	San Jose Mine
#: 12
	1,009,204	Royalties	MEXICO		National Government of Mexico, Ministry of Economy	San Jose Mine
#: 13
	1,535,341	Fees	MEXICO		National Government of Mexico, Ministry of Economy	San Jose Mine
#: 14
	766,678	Bonuses	MEXICO	snj:MX-OAX	Municipality of San Jose del Progreso	San Jose Mine
#: 15
	1,149,673	Infrastructure	MEXICO	snj:MX-OAX	Municipality of San Jose del Progreso	San Jose Mine
#: 16
	399,302	Infrastructure	MEXICO	snj:MX-OAX	Municipality of Magdalena Ocotlan	San Jose Mine
#: 17
	236,089	Fees	ARGENTINA		National Government of Argentina, Ministry of Environment and Production	Lindero
#: 18
	2,792	Fees	ARGENTINA		National Government of Argentina, Mining and Energy Resources Secretary	Lindero
#: 19
	283,396	Fees	ARGENTINA	snj:AR-A	Municipality of Tolar Grande	Lindero
#: 20
	19,848	Fees	ARGENTINA	snj:AR-A	Province of Salta, Grand Treasury of the Province of Salta, Fees	Lindero
#: 21
	12,220,556	Taxes	ARGENTINA		National Government of Argentina, Federal Public Revenue Administration, Custom Taxes	Lindero
#: 22
	898,182	Taxes	ARGENTINA		National Government of Argentina, Federal Public Revenue Administration, Wealth Tax	Lindero
#: 23
	1,472,280	Taxes	ARGENTINA		National Government of Argentina, Federal Public Revenue Administration, Export Duties	Lindero
#: 24
	5,862,116	Royalties	ARGENTINA	snj:AR-A	Province of Salta, Grand Treasury of the Province of Salta, Royalties	Lindero
#: 25
	12,257,494	Taxes	PERU		Federal Government of Peru, National Superintendency of Tax Administration	Caylloma
#: 26
	378,367	Royalties	PERU		Federal Government of Peru, National Superintendency of Tax Administration	Caylloma
#: 27
	109,154	Taxes	PERU		Federal Government of Peru, Agency for Environmental Assessment and Enforcement	Caylloma
#: 28
	187,121	Taxes	PERU		Federal Government of Peru, Department of Investments in Mining and Energy	Caylloma
#: 29
	316,818	Fees	PERU		Federal Government of Peru, Institute of Geological, Mining and Metallurgy	Caylloma
#: 30
	$ 253,053	Fees	PERU		Federal Government of Peru, Water Resources Commission	Caylloma